EMPLOYEE SAVINGS PLANS	12 Months Ended
Aug. 31, 2013
EMPLOYEE SAVINGS PLANS [Abstract]
EMPLOYEE SAVINGS PLANS
EMPLOYEE SAVINGS PLANS
Monsanto-Sponsored Plans
The U.S. tax-qualified Monsanto Savings and Investment Plan (Monsanto SIP) was established in June 2001 as a successor to a portion of the Pharmacia Corporation Savings and Investment Plan. The Monsanto SIP is a defined contribution profit-sharing plan with an individual account for each participant. Employees who are 18 years of age or older are generally eligible to participate in the plan. The Monsanto SIP provides for voluntary contributions, generally ranging from 1 percent to 25 percent of an employee’s eligible pay. Prior to July 8, 2012, Monsanto satisfied its matching contribution obligations under the Monsanto SIP with shares released from the leveraged employee stock ownership plan (Monsanto ESOP). Effective July 8, 2012, Monsanto satisfies its matching contribution obligations, and its new non-elective contribution for employees hired on or after July 8, 2012, with cash. The Monsanto ESOP was leveraged by debt due to Monsanto. The debt, which was repaid in full in December 2012 and has a zero balance as of Aug. 31, 2013, was repaid primarily through company contributions and dividends paid on Monsanto common stock held in the ESOP. The Monsanto ESOP debt was restructured in December 2004 to level out the future allocation of stock in an impartial manner intended to ensure equitable treatment for and generally to be in the best interests of current and future plan participants consistent with the level of benefits that Monsanto intended for the plan to provide to participants. To that end, the terms of the restructuring were determined pursuant to an arm’s length negotiation between Monsanto and an independent trust company as fiduciary for the plan. In this role, the independent fiduciary determined that the restructuring, including certain financial commitments and enhancements that were or will be made in the future by Monsanto to benefit participants and beneficiaries of the plan, including the increased diversification rights that were provided to certain participants, was completed in accordance with the best interests of plan participants. As a result of these enhancements related to the 2004 restructuring, a liability of $55 million was recorded as of Aug. 31, 2012, to reflect the 2004 ESOP enhancements. The entire balance of the liability was considered short term and is included in accrued compensation and benefits on the Statements of Consolidated Financial Position at Aug. 31, 2012. The liability related to the 2004 ESOP refinancing was required to be paid no later than Dec. 31, 2017. Monsanto matching contributions made in cash have been applied towards satisfaction of the 2004 ESOP enhancements, resulting in no liability at Aug. 31, 2013.

The Monsanto ESOP debt was again restructured in November 2008. The terms of the restructuring were determined pursuant to an arm’s length negotiation between Monsanto and an independent trust company as fiduciary for the plan. In this role, the independent fiduciary determined that the restructuring, including certain financial commitments and enhancements that were or will be made in the future by Monsanto to benefit participants and beneficiaries of the plan, was in the best interests of participants in the plan’s ESOP component. As a result of these enhancements related to the 2008 ESOP restructuring, Monsanto committed to funding an additional $8 million to the plan, above the number of shares currently scheduled for release under the restructured debt schedule. Pursuant to the agreement, a $4 million Special Allocation was allocated proportionately to eligible participants in May 2009 and funded using plan forfeitures and dividends on Monsanto common stock held in the ESOP suspense account. A $5.7 million Special Allocation was allocated proportionately to eligible participants in August 2013 and funded with cash. This Monsanto cash contribution to the SIP was applied towards satisfying the 2008 ESOP enhancements, resulting in no liability at Aug. 31, 2013. As of Aug. 31, 2012, a liability of $5 million was recorded to reflect the 2008 ESOP enhancements, of which $1 million was considered short term and is included in accrued compensation and benefits, while the long term balance is included in other liabilities on the Statements of Consolidated Financial Position. The liability related to the 2008 ESOP refinancing was required to be paid no later than December 31 of the fifth year following the loan repayment date and in no case later than Dec. 31, 2032.
As of Aug. 31, 2013, the Monsanto ESOP held 5.1 million shares of Monsanto common stock (allocated). The unallocated shares of Monsanto common stock held by the ESOP were allocated each year to employee savings accounts as matching contributions in accordance with the terms of the Monsanto SIP. During fiscal year 2013, the remaining less than 0.1 million Monsanto shares were allocated specifically to Monsanto participants, leaving zero shares of Monsanto common stock remaining in the Monsanto ESOP and unallocated as of Aug. 31, 2013.
Contributions to the plan are required annually in amounts sufficient to fund ESOP debt repayment. Dividends paid on the shares held by the Monsanto ESOP were less than $0.1 million in 2013, $8 million in 2012, and $8 million in 2011. These dividends were greater than the cost of the shares allocated to the participants resulting in total ESOP expense of less than $1 million in 2013, 2012 and 2011. In 2013, the Monsanto SIP recognized expense of $18.4 million for matching contributions made in cash over and above the amount required to reduce the ESOP enhancements liabilities to zero, and $0.2 million for new non-elective contributions made in cash for employees hired on or after July 8, 2012, was recognized in 2013.